ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 67.4%

Aerospace/Defense – 1.1%
Spirit AeroSystems, Inc., 2.92%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$638,657
United Technologies Corp., 1.50%, 11/01/19	570,000	569,641
Total Aerospace/Defense		1,208,298

Airlines – 1.0%
Delta Air Lines, Inc., 2.60%, 12/04/20	1,065,000	1,067,194

Auto Manufacturers – 1.7%
General Motors Co., 3.01%, (3-Month USD LIBOR + 0.80%), 08/07/20@	1,072,000	1,074,173
General Motors Financial Co., Inc., 2.65%, 04/13/20	795,000	796,130
Total Auto Manufacturers		1,870,303

Banks – 12.3%
Bank of America Corp., Series L, 2.25%, 04/21/20	1,395,000	1,396,629
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20	940,000	940,288
Branch Banking & Trust Co., 2.75%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	475,428
Branch Banking & Trust Co., Series BKNT, 2.35%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	400,177
Citigroup, Inc., 2.40%, 02/18/20	1,075,000	1,076,039
Citigroup, Inc., 3.17%, (3-Month USD LIBOR + 1.07%), 12/08/21@	898,000	909,206
Goldman Sachs Group, Inc. (The), Series GMTN, 5.38%, 03/15/20	1,495,000	1,516,699
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20	1,067,000	1,068,349
Goldman Sachs Group, Inc. (The), Series FRN, 3.90%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,140,000	1,162,393
JPMorgan Chase & Co., 3.62%, (3-Month USD LIBOR + 1.48%), 03/01/21@	2,096,000	2,128,332
Manufacturers & Traders Trust Co., Series BKNT, 2.55%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	519,920
Morgan Stanley, 2.80%, 06/16/20	1,595,000	1,603,259
Total Banks		13,196,719

Beverages – 0.6%
Constellation Brands, Inc., 2.00%, 11/07/19	650,000	649,740

Building Materials – 1.0%
Vulcan Materials Co., 2.72%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	430,295
Vulcan Materials Co., 2.78%, (3-Month USD LIBOR + 0.65%), 03/01/21@	625,000	625,694
Total Building Materials		1,055,989

Chemicals – 0.7%
Eastman Chemical Co., 2.70%, 01/15/20(a)	804,000	804,697

Commercial Services – 2.3%
Equifax, Inc., 3.60%, 08/15/21	1,400,000	1,427,202
Equifax, Inc., 3.03%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	569,905
Moody’s Corp., 3.25%, 06/07/21	450,000	459,171
Total Commercial Services		2,456,278

Computers – 6.2%
Dell International LLC / EMC Corp., 4.42%, 06/15/21‡	1,035,000	1,067,488
Dell, Inc., 4.63%, 04/01/21(a)	1,200,000	1,233,750
EMC Corp., 2.65%, 06/01/20	2,185,000	2,186,022
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	2,094,000	2,121,293
Total Computers		6,608,553

Diversified Financial Services – 5.4%
Air Lease Corp., 2.13%, 01/15/20	1,035,000	1,034,547
Air Lease Corp., 3.50%, 01/15/22	1,040,000	1,067,020
American Express Credit Corp., Series MTN, 2.20%, 03/03/20	725,000	725,210
American Express Credit Corp., Series F, 3.17%, (3-Month USD LIBOR + 1.05%), 09/14/20@	611,000	615,883
Capital One Financial Corp., 2.50%, 05/12/20	1,065,000	1,067,004
Charles Schwab Corp. (The), 2.47%, (3-Month USD LIBOR + 0.32%), 05/21/21@	955,000	956,721
Synchrony Financial, 2.70%, 02/03/20	283,000	283,339
Total Diversified Financial Services		5,749,724

Electric – 2.0%
Edison International, 2.40%, 09/15/22(a)	1,350,000	1,337,238
Exelon Generation Co. LLC, 2.95%, 01/15/20	153,000	153,216
Florida Power & Light Co., 2.64%, (3-Month USD LIBOR + 0.40%), 05/06/22@	627,000	627,181
Total Electric		2,117,635

Food – 1.9%
General Mills, Inc., 2.20%, 10/21/19	673,000	672,988
JM Smucker Co. (The), 2.50%, 03/15/20	660,000	660,725
Tyson Foods, Inc., 2.68%, (3-Month USD LIBOR + 0.55%), 06/02/20@(a)	692,000	692,540
Total Food		2,026,253

Healthcare - Products – 2.8%
Becton Dickinson and Co., 2.98%, (3-Month USD LIBOR + 0.88%), 12/29/20@	1,067,000	1,067,376
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	1,590,000	1,592,841
Zimmer Biomet Holdings, Inc., 2.91%, (3-Month USD LIBOR + 0.75%), 03/19/21@	390,000	390,009
Total Healthcare - Products		3,050,226

Healthcare - Services – 0.2%
Humana, Inc., 2.63%, 10/01/19	260,000	260,000

Home Builders – 1.2%
D.R. Horton, Inc., 4.00%, 02/15/20	800,000	804,809
KB Home, 8.00%, 03/15/20	470,000	482,549
Total Home Builders		1,287,358

Internet – 1.0%
Expedia Group, Inc., 5.95%, 08/15/20	1,035,000	1,067,719

Media – 2.5%
DISH DBS Corp., 5.13%, 05/01/20	780,000	790,725
DISH DBS Corp., 6.75%, 06/01/21	1,750,000	1,845,900
Total Media		2,636,625

Oil & Gas – 2.1%
Occidental Petroleum Corp., 2.60%, 08/13/21	2,000,000	2,013,757
Phillips 66, 2.73%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	200,010
Total Oil & Gas		2,213,767

Pharmaceuticals – 3.8%
Allergan Funding SCS, 3.00%, 03/12/20	1,058,000	1,061,142
Allergan Funding SCS, 3.39%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	858,514

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Pharmaceuticals (continued)
Elanco Animal Health, Inc., 3.91%, 08/27/21	$2,070,000	$2,120,542
Total Pharmaceuticals		4,040,198

Pipelines – 8.9%
Buckeye Partners LP, 4.88%, 02/01/21	2,625,000	2,670,087
Enbridge Energy Partners LP, 5.20%, 03/15/20	1,035,000	1,048,119
Energy Transfer Operating LP, 7.50%, 10/15/20	1,985,000	2,086,553
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	1,560,000	1,583,980
NuStar Logistics LP, 6.75%, 02/01/21	400,000	418,840
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,036,000	1,070,337
Williams Cos., Inc. (The), 5.25%, 03/15/20	665,000	673,749
Total Pipelines		9,551,665

REITS – 2.7%
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	1,570,000	1,587,150
Liberty Property LP, 4.75%, 10/01/20	1,290,000	1,322,932
Total REITS		2,910,082

Retail – 2.7%
Dollar Tree, Inc., 3.00%, (3-Month USD LIBOR + 0.70%), 04/17/20@	270,000	270,050
Penske Automotive Group, Inc., 3.75%, 08/15/20	800,000	807,040
QVC, Inc., 4.38%, 03/15/23	1,010,000	1,046,123
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	744,000	744,112
Total Retail		2,867,325

Telecommunications – 3.0%
AT&T, Inc., 3.03%, (3-Month USD LIBOR + 0.93%), 06/30/20@	1,066,000	1,071,581
AT&T, Inc., 3.25%, (3-Month USD LIBOR + 0.95%), 07/15/21@	1,330,000	1,342,097
Sprint Corp., 7.25%, 09/15/21	800,000	855,680
Total Telecommunications		3,269,358

Trucking & Leasing – 0.3%
Aviation Capital Group LLC, 2.94%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	269,545
Total Corporate Bonds
(Cost $72,099,133)		72,235,251

ASSET BACKED SECURITIES – 15.8%

Diversified Financial Services – 15.8%
Ally Auto Receivables Trust, Class B, Series 2016-2, 2.15%, 04/15/21	1,000,000	999,903
American Express Credit Account Master Trust, Class A, Series 2017-6, 2.04%, 05/15/23	2,150,000	2,152,727
Cabela’s Credit Card Master Note Trust, Class A1, Series 2015-1A, 2.26%, 03/15/23	725,000	725,319
Cabela’s Credit Card Master Note Trust, Class A2, Series 2015-1A, 2.57%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	285,436
Capital One Multi-Asset Execution Trust, Class A1, Series 2017-A1, 2.00%, 01/17/23	725,000	724,806
Capital One Multi-Asset Execution Trust, Class A4, Series 2017-A4, 1.99%, 07/17/23	1,400,000	1,400,542
Carmax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	437,889	437,764
Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 04/07/22	2,145,000	2,143,694
Discover Card Execution Note Trust, Class A, Series 2015-A2, 1.90%, 10/17/22	2,130,000	2,128,741
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2016-5, 1.95%, 11/15/21	800,000	799,698
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	288,232	287,692
Honda Auto Receivables Owner Trust, Class A3, Series 2017-1, 1.72%, 07/21/21	272,603	272,260
Hyundai Auto Receivables Trust, Class B, Series 2016-B, 1.82%, 11/15/22	520,000	518,113
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	278,319	277,865
Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 03/15/23	665,000	665,738
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	8,642	8,642
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	160,739	160,623
Verizon Owner Trust, Class A, Series 2017-2A, 1.92%, 12/20/21‡	1,016,403	1,015,527
World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 06/17/24	997,000	1,000,365
World Omni Auto Receivables Trust, Class A2, Series 2018-C, 2.80%, 01/18/22	691,868	693,744
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	194,637	194,475

Total Asset Backed Securities
(Cost $16,886,261)		16,893,674

FOREIGN BONDS – 7.7%

Banks – 3.8%
Barclays Bank PLC, 5.14%, 10/14/20 (United Kingdom)	1,030,000	1,053,427
Credit Suisse AG, 5.40%, 01/14/20 (Switzerland)	1,980,000	1,997,656
HSBC Holdings PLC, 2.72%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	260,298
Sumitomo Mitsui Financial Group, Inc., 3.78%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	626,350
Toronto-Dominion Bank (The), 2.43%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	150,000	150,036
Total Banks		4,087,767

Diversified Financial Services – 1.3%
Nomura Holdings, Inc., 6.70%, 03/04/20 (Japan)	1,326,000	1,352,658

Pharmaceuticals – 2.6%
Bayer US Finance II LLC, 2.74%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	259,778
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20 (Israel)	2,611,000	2,581,627
Total Pharmaceuticals		2,841,405
Total Foreign Bonds
(Cost $8,283,894)		8,281,830

U.S. TREASURY NOTES – 5.4%
U.S. Treasury Note, 1.38%, 12/15/19(a)	1,015,000	1,013,950
U.S. Treasury Note, 1.38%, 05/31/20(a)	4,835,000	4,818,946
Total U.S. Treasury Notes
(Cost $5,829,360)		5,832,896

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares/ Principal	Value
MORTGAGE BACKED SECURITIES – 0.6%

Commercial Mortgage Backed Securities – 0.6%
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 2.57%, (1-Month USD LIBOR + 0.55%), 01/25/30@	$74,838	$74,829
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 2.74%, (1-Month USD LIBOR + 0.72%), 01/25/31@	211,310	211,446
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	23,163	23,111
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.47%, (1-Month USD LIBOR + 0.45%), 07/25/30@	334,082	333,695
Total Mortgage Backed Securities
(Cost $643,493)		643,081

MONEY MARKET FUND – 2.8%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.79%(b) (Cost $3,016,490)	3,016,490	3,016,490

REPURCHASE AGREEMENTS – 6.3%(c)
BNP Paribas Securities Corp., dated 09/30/19, due 10/01/19, 2.36%, total to be received $1,576,691, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.25%, 11/21/19-05/15/49, totaling $1,604,472)	$1,576,588	1,576,588
BofA Securities, Inc., dated 09/30/19, due 10/01/19, 2.30%, total to be received $463,764, (collateralized by various U.S. Government Agency Obligations, 1.13%-2.25%, 08/31/21-11/15/27, totaling $472,372)	463,734	463,734
Citigroup Global Markets, Inc., dated 09/30/19, due 10/01/19, 2.32%, total to be received $1,576,690, (collateralized by various U.S. Government Agency Obligations, 2.50%-9.00%, 06/01/24-10/01/49, totaling $1,603,402)	1,576,588	1,576,588
National Bank Financial, dated 09/30/19, due 10/01/19, 1.91%, total to be received $1,576,672, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.25%, 10/01/19-02/15/40, totaling $1,601,431)	1,576,588	1,576,588
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $1,576,692, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $1,603,409)	1,576,588	1,576,588
Total Repurchase Agreements
(Cost $6,770,086)		6,770,086

Total Investments – 106.0%
(Cost $113,528,717)		113,673,308
Liabilities in Excess of Other Assets – (6.0%)		(6,424,753)
Net Assets – 100.0%		$107,248,555

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,623,619; the aggregate market value of the collateral held by the fund is $7,793,553. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,023,467.
(b)	Rate shown reflects the 7-day yield as of September 30, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$72,235,251	$–	$72,235,251
Asset Backed Securities	–	16,893,674	–	16,893,674
Foreign Bonds	–	8,281,830	–	8,281,830
U.S. Treasury Notes	–	5,832,896	–	5,832,896
Mortgage Backed Securities	–	643,081	–	643,081
Futures Contracts†	38,664	–	–	38,664
Money Market Fund	3,016,490	–	–	3,016,490
Repurchase Agreements	–	6,770,086	–	6,770,086
Total	$3,055,154	$110,656,818	$–	$113,711,972

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts†	$(34,545)	$–	$–	$(34,545)
Total	$(34,545)	$–	$–	$(34,545)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	1.1%
Airlines	1.0
Auto Manufacturers	1.7
Banks	16.1
Beverages	0.6
Building Materials	1.0
Chemicals	0.7
Commercial Mortgage Backed Securities	0.6
Commercial Services	2.3
Computers	6.2
Diversified Financial Services	22.5
Electric	2.0
Food	1.9
Healthcare - Products	2.8
Healthcare - Services	0.2
Home Builders	1.2
Internet	1.0
Media	2.5
Oil & Gas	2.1
Pharmaceuticals	6.4
Pipelines	8.9
REITS	2.7
Retail	2.7
Telecommunications	3.0
Trucking & Leasing	0.3
U.S. Treasury Notes	5.4
Money Market Fund	2.8
Repurchase Agreements	6.3
Total Investments	106.0
Liabilities in Excess of Other Assets	(6.0)
Net Assets	100.0%

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Futures contracts outstanding as of September 30, 2019:
Type	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Contract Value at September 30, 2019	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Yr. Note	Jefferies LLC	December 2019	63	$13,611,045	$13,576,500	$(34,545)
U.S. Treasury 5 Yr. Note	Jefferies LLC	December 2019	(53)	(6,353,531)	(6,314,867)	38,664
						$4,119

Cash posted as collateral from broker for futures contracts was $212,096 at September 30, 2019.